Impairment of non-financial assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Text Block [Abstract]
Impairment of non-financial assets	¥ 0	¥ 0